INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Income Taxes Reconciliation [Line Items]
Decrease in effective impact of othe rcategory income tax rate percentage	1.20%	10.60%
Decrease in effective impact of othe rcategory income tax rate value	$ 239	$ 2,600
Operating loss carryforwards	4,100	15,100
State and Local Jurisdiction
Schedule Of Income Taxes Reconciliation [Line Items]
Operating loss carryforwards	$ 8,800	$ 9,800